Investment (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Disclosure Text Block Supplement [Abstract]
Schedule of Investment
Guangzhou Sanyi Network
US$
Balance, July 1, 2024	-
Fair value of 40% equity of Guangzhou Sanyi Network	569,956
Net realized gain (loss) on investments	55,549
Net change in unrealized appreciation (depreciation) on investments	-
Interest and dividend income paid	-
Balance, June 30, 2025	625,505
Net realized gain (loss) on investments	(44,420)
Net change in unrealized appreciation (depreciation) on investments	-
Interest and dividend income paid	-
Effect of foreign currency translation adjustments	2,254
Consideration received for the sale of shares	(757,890)
Gain disposal of joint ventures	174,551
Balance, December 31, 2025	-

Guangzhou Sanyi Network
US$
Balance, June 30, 2023	-
Net realized gain (loss) on investments	-
Net change in unrealized appreciation (depreciation) on investments	-
Interest and dividend income paid	-
Balance, June 30, 2024	-
Fair value of 40% equity of Guangzhou Sanyi Network	569,956
Net realized gain (loss) on investments	55,549
Net change in unrealized appreciation (depreciation) on investments	-
Interest and dividend income paid	-
Balance, June 30, 2025	625,505